Financial Instruments (Details) - Schedule of s financial liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value [Member]
Financial Instruments (Details) - Schedule of s financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants	$ 218	$ 1,828
Level 1 [Member]
Financial Instruments (Details) - Schedule of s financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants	218	$ 1,828
Level 2 [Member]
Financial Instruments (Details) - Schedule of s financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants
Level 3 [Member]
Financial Instruments (Details) - Schedule of s financial liabilities measured at fair value on a recurring basis [Line Items]
Liability in respect of warrants